Shareholder Report, Line Graph (Details) WE0000000002512A_Dimensional National Municipal Bond ETF_Single_TSR Annual {Single} - USD ($)					12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Nov. 15, 2021	Oct. 31, 2025
Dimensional National Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name					Dimensional National Municipal Bond ETF – NAV
Accumulated Value	$ 10,117	$ 9,507	$ 9,362	$ 10,000	$ 10,479
S&P National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P National AMT-Free Municipal Bond Index
Accumulated Value	9,898	9,043	8,827	10,000	$ 10,271
S&P Intermediate Term National AMT-Free Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P Intermediate Term National AMT-Free Municipal Bond Index
Accumulated Value	$ 10,041	$ 9,344	$ 9,128	$ 10,000	$ 10,488